Acquired Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	$ 27,589	$ 33,439
Intangible assets with definite life, Accumulated amortization	(18,618)	(20,226)
Intangible assets with definite life, Accumulated impairment loss	(7,988)	(9,429)
Intangible assets with definite life, Net carrying amount	983	3,785
Software licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	25,219	31,069
Intangible assets with definite life, Accumulated amortization	(18,155)	(19,763)
Intangible assets with definite life, Accumulated impairment loss	(6,081)	(7,522)
Intangible assets with definite life, Net carrying amount	983	3,785
Customer base
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	680	680
Intangible assets with definite life, Accumulated amortization	(393)	(393)
Intangible assets with definite life, Accumulated impairment loss	(287)	(287)
Contract backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	20	20
Intangible assets with definite life, Accumulated amortization	(20)	(20)
Trade name and domain name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	1,670	1,670
Intangible assets with definite life, Accumulated amortization	(50)	(50)
Intangible assets with definite life, Accumulated impairment loss	$ (1,620)	$ (1,620)